Expense Example - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 502
Expense Example, with Redemption, 3 Years	719
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	1,629
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,901
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 940